15. COMMITMENTS (Tables)	6 Months Ended
Jun. 30, 2014
Notes to Financial Statements
Lease payments	The Company is committed to make lease payments for the rental of office space as follows:
2014	$149,295
2015	209,727
2016	210,373
2017	87,655
$657,050